Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Nadine Rosin
Assistant Vice President and
Senior Counsel
Phone: 860-466-2832
Nadine.Rosin@LFG.com
VIA EDGAR

June 17, 2022

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:            The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account L
Lincoln PathBuilder Income® IRA
Registration Statement on Form N-4
File No. 811-07645

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account L (“the Account”), we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the “Registration Statement”) for individual variable annuity contracts (“Contracts”).

A copy of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are based on certain individual variable annuity contracts issued by Lincoln National Variable Annuity Account C (“Account C”) and previously registered with and reviewed by the Commission (File No. 333-179107), and the Registration Statement is based on a current Registration Statement for the Account.  Accordingly, we request that the Registration Statement be given selective review pursuant to SEC Release No. IC-13768.  The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Nadine Rosin

Nadine Rosin